UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30, 2008

Date of reporting period:  September 30, 2008

Item 1. Reports to Stockholders.

Annual Report

September 30, 2008

RIGEL MUTUAL FUNDS

September 30, 2008

Dear Fellow Shareholders:

On December 28th, 2007 Rigel was pleased to add a new member to the Rigel fund family with the launch of the Rigel Small-Mid Cap Growth fund.  We would like to thank you for your investment in the Rigel Funds (the “Funds”).  As portfolio managers of the Funds, we are pleased to submit our annual report for the period October 1st, 2007, through September 30th, 2008.

Market & Performance Commentary

As the events of the last year unfolded, it is apparent that we witnessed history in the making.  We want to share with you, our valued shareholders, our observations and how we are working for you during this unprecedented time.

What started as a crisis of credit i.e. the sub prime mortgage issue, quickly expanded into a crisis of liquidity.  The events in September led us, we believe, to a crisis in confidence.  These issues started in the fixed income market, but spread to affect the securities markets in general where securities fundamentals were being overwhelmed by negative sentiment.

Many factors are at work in this environment.  Emotions, in the form of fear, appear to be the short-term frame of mind for the market.  Volatility is approaching levels not seen in decades, both to the downside and the upside, and within much more compressed time frames like the 600-point negative to positive swing in the Dow Jones Industrial Average on September 18th.  De-leveraging has become an issue and not just on corporate balance sheets as many hedge funds are users of leverage. With the liquidity issue catching up to them in the form of cut backs in credit available to borrow, some find themselves having to divest themselves of their most liquid positions; Common Stocks. Prior to this pressure many of these stocks had been in leadership positions earlier in the year.  Examples include stocks of companies within the Energy and Materials sectors.  Headlines regarding the next financial combination or resolution have been ticking by regularly on top of the history making decisions over the last few weeks.  Finally, the governments significant new direct involvement in what is effectively the nationalization of Fannie Mae, Freddie Mac and now AIG is something not seen since their involvement with the nation’s rail system 4 decades ago.

RIGEL MUTUAL FUNDS

Rigel Large Cap Growth Fund

The Rigel Large Cap Growth Equity Fund (“Large Cap Fund”) presented strong positive returns for the 4th quarter ending December 31, 2007, posting a positive 2.01%. vs. negative 0.77% for the Russell 1000 Growth Index.  Growth as a style continued to trump value, and larger cap stocks performed better than smaller cap.  The Russell 1000® Growth Index benchmark was down for the quarter, driven by Consumer Discretionary, Industrials, Telecommunication Services, and of course, Financials, even though performance was supported by Utilities, Materials, and Energy.  The Large Cap Fund returns were helped by stock selection in Consumer Discretionary, Health Care, and Industrials, yet hindered by stock selection in Information Technology.  An underweighting in Consumer Staples  hurt the Fund.

A broad based sell-off accompanied the start of 2008 as a number of major indices declined significantly during the 1st quarter. The Large Cap Fund continued to best the Russell 1000 Growth Index posting a return of -9.73% vs. -10.18% for the first quarter ending March 31, 2008. The first quarter witnessed some of the most significant “mean-reversion” activity seen in sometime.  Multi-year leadership with premium valuations experienced sharp selling.  Meanwhile, stocks with poor near-term prospects and depressed valuations experienced heavy institutional sponsorship.  Energy, real estate, transportation and banks were far and away the best performing industries while semiconductors & equipment, diversified financials, telecommunication services and insurance were all down roughly 20% or more.  Returns for the Large Cap Fund were aided by stock selection in Financials, Industrials and Consumer Discretionary, as well as an underweight position within Information Technology. The positive impact of the stock selection in Consumer Discretionary was partially offset by an underweight in the sector. Stock selection in Information Technology and Consumer Staples also had a negative impact on the fund

A dramatic sell off in June erased gains earned earlier in the quarter, capping a challenging environment for equities. The Large Cap Fund was up 1.65% vs. 1.25%. for the Russell 1000 Growth Index for the 3 month period ending June 30, 2008.  Oil dominated the headlines, with the price of a barrel spiking to a record close above $143. This was joined by the continuing weakness in the dollar and speculative activity across the commodity spectrum, adding upward pressure to inflation on a global scale.  This continued to create additional issues for the consumer, notwithstanding their receipt of stimulus checks, on top of the housing and credit crises.

RIGEL MUTUAL FUNDS

The Large Cap Fund was led by an overweighting and outperformance in Energy and Materials, and an underweighting yet outperformance in Consumer Discretionary.  Returns were hindered by underperformance in Health Care, an average underweighting yet outperformance in Information Technology, and no exposure to Utilities.

The third quarter of 2008 will be remembered as one of the most erratic periods in the history of the capital markets.  This fact was punctuated on the final day of the quarter, when the Dow Jones Industrial Average experienced the largest single-day point decline in its more than 100-year history. This unpredictable environment has generated emotional extremes, as evidenced by the Chicago Board Options Exchange’s Volatility Index (VIX) that has reached record levels (The VIX is a widely used measure of market risk and is often referred to as the “investor fear gauge”.) Other markets have not been immune. Most major global indices and asset classes have experienced notable reductions. Moreover, we believe redemption calls at a number of hedge funds, combined with negative consumer and market sentiment, has served to exacerbate the downdraft.

The Large Cap Fund was down -17.95% vs. -12.33% for the Russell 1000 Growth Index for the 3 month period ending September 30, 2008. Through this environment, we acknowledge there has been an underperformance in the large cap fund.  In reviewing the fund earlier this year and into the 3rd quarter, the tools we used to determine the current market environment led us to over weights in Energy and Materials as these areas were part of the rare elements of leadership in the markets. Our selling disciplines led us to address earlier in the quarter the weaker problems in these sectors with many names hitting Review Prices, which are designed to identify when longer term growth trends are being violated, and giving us direction in actively working toward the defense of the portfolio.  However, given these unprecedented times, experience and judgment, as well as the utilization of our broader tool set in managing money guided us to be opportunistic in realizing additional value from the sale of these positions.

In this tumultuous environment, we have continued to rely on identification of underlying fundamentals and trends to uncover new stocks and reaffirm existing holdings that exhibit favorable characteristics. This has led us toward names with a history of more stable revenue and earnings streams, along with a relatively steady financial profile.

Rigel Small-Mid Cap Growth Fund

The Rigel Small-Mid Cap Growth Fund (“Small-mid Cap Fund”) underperformed the Russell 2500® Growth Index -13.72% vs. -11.08% in the

RIGEL MUTUAL FUNDS

first quarter ending March 31, 2008, primarily due to stock selection within financials, health care, consumer staples and energy.  An overweight in health care and an underweight in energy also detracted from performance in the first quarter.

During the second quarter ending June 30, 2008, the Small-Mid Cap Fund outperformed the Russell 2500 Growth Index 4.51% vs. 3.62%, through successful stock selection within materials, information technology and industrials.  It also benefited from a slight overweight in energy and an underweight in financials and consumer discretion.

The Rigel Small-Mid Cap strategy performance was hurt in the third quarter by the quick downturn in energy, materials and infrastructure stocks as growth in the emerging markets slowed quickly.  Due to this, the Rigel Small-Mid Cap Fund underperformed the benchmark -14.25 vs. -12.09 for the Russell 2500 Growth in the third quarter ending September 30, 2008.

Returns for the period October 1, 2007 to September 30, 2008
Rigel US Equity Large Cap Growth Fund	-23.23%
Russell 1000 Growth	-20.88%

Returns for the period December 28, 2007 to September 30, 2008
Rigel US Equity Small-Mid Cap Growth Fund	-23.22%
Russell 2500 Growth	-19.52%

Market Outlook

As we look ahead, we note that many pundits and strategists continue to debate whether or not we have reached a “bottom” in the market.  However, most agree that the frozen inter-bank lending markets have to thaw before an even worse case scenario, of financial distress and subsequent economic decline, can be avoided.  While no one knows for certain, it is safe to acknowledge that the equity market’s recent behavior is clearly atypical.  Assuming credit markets do recover, we would then expect the equity market to quickly shift focus to an uncertain earnings season that will unveil, for many, the first company insights into 2009.  We would also expect that the condition of the American consumer will be in the forefront of market performance for quite some time.

Rigel’s iterative process of identifying companies with potential above average growth characteristics and institutional sponsorship should gradually allow the strategy to reflect areas of the market where out-performance should be found.  Identifying growth in the financial and consumer sectors remains challenging, but we believe that isolated stocks

RIGEL MUTUAL FUNDS

with good prospects continue to remain and emerge in most areas of the market.  Should the environment continue in a weakened state, our risk control disciplines should aid in the preservation of capital through difficult times.

Sincerely,

George B. Kauffman, CFA, CIC,
Chairman, CEO, CIO
Rigel Capital, LLC.
Portfolio Manager

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of George Kauffman, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments on page 13 of this report for holdings information.

The Russell 1000 Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. You cannot invest directly in an index.

The Rigel Funds are distributed by Quasar Distributors, LLC. (11/08)

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

Comparison of the change in value of a $10,000 investment in the Rigel U.S. Equity Large Cap
Growth Fund vs the S&P 500 Index and the Russell 1000 Growth Index

Average Annual Total Return:
		Since Inception
	1 Year	(5/31/06)*
Rigel U.S. Equity Large Cap Growth Fund	-23.23%	-3.84%
S&P 500® Index	-21.98%	-1.68%
Russell 1000® Growth Index	-20.88%	-0.96%
Total Annual Fund Operating Expenses: 1.03%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-977-4435.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on May 31, 2006, the Fund's inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

*	Average annual total return represents the average change in account value over the periods indicated.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 1000 Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation.

Indices do not incur expenses and are not available for investment.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

Comparison of the change in value of a $10,000 investment in the Rigel U.S. Equity Small-Mid Cap
Growth Fund vs the Russell 2500 Growth Index

Total Return:
	Calendar	Since Inception
	YTD	(12/28/07)
Rigel U.S. Equity Small-Mid Cap Growth Fund	-22.68%	-23.22%
Russell 2500® Growth Index	-19.01%	-19.52%
Total Annual Fund Operating Expenses: 3.06%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-977-4435.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 28, 2007, the Fund's inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Indices do not incur expenses and are not available for investment.

RIGEL MUTUAL FUNDS

EXPENSE EXAMPLE at September 30, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/08 – 9/30/08).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the U.S. Equity Large Cap Growth Fund and 1.35% for the U.S. Equity Small-Mid Cap Growth Fund per the advisory agreement. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

RIGEL MUTUAL FUNDS

EXPENSE EXAMPLE at September 30, 2008 (Unaudited), Continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/08	9/30/08	4/1/08 – 9/30/08*
U.S. Equity Large Cap
Growth Fund

Actual	$1,000.00	$ 833.70	$4.58

Hypothetical (5% return	$1,000.00	$1,020.00	$5.05
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/08	9/30/08	4/1/08 – 9/30/08*
U.S. Equity Small-Mid
Cap Growth Fund

Actual	$1,000.00	$ 896.10	$6.40

Hypothetical (5% return	$1,000.00	$1,018.25	$6.81
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at September 30, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at September 30, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008

Shares	COMMON STOCKS - 93.11%	Value
	Aerospace & Defense - 1.29%
17,985	General Dynamics Corp.	$1,324,056

	Biotechnology - 5.82%
54,983	Celgene Corp.*	3,479,324
11,185	Cephalon, Inc.*	866,726
36,057	Gilead Sciences, Inc.*	1,643,478
		5,989,528
	Capital Markets - 4.02%
87,017	The Charles Schwab Corp.	2,262,442
25,930	Northern Trust Corp.	1,872,146
		4,134,588
	Chemicals - 4.14%
23,207	Monsanto Co.	2,297,029
27,470	Praxair, Inc.	1,970,698
		4,267,727
	Communications Equipment - 3.76%
57,357	QUALCOMM, Inc.	2,464,630
20,678	Research In Motion Ltd.*#	1,412,308
		3,876,938
	Computers & Peripherals - 5.96%
60,697	Hewlett-Packard Co.	2,806,629
28,484	International Business Machines Corp.	3,331,488
		6,138,117
	Electronic Equipment & Instruments - 3.68%
61,648	Amphenol Corp.	2,474,551
34,134	FLIR Systems, Inc.*	1,311,428
		3,785,979
	Energy Equipment & Services - 6.38%
81,921	Cameron International Corp.*	3,157,235
22,960	ENSCO International, Inc.	1,323,185
7,514	Transocean, Inc.*#	825,338
50,270	Weatherford International Ltd.*#	1,263,788
		6,569,546
	Food & Staples Retailing - 3.68%
22,462	Costco Wholesale Corp.	1,458,458
38,917	Wal-Mart Stores, Inc.	2,330,739
		3,789,197

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008, Continued

Shares		Value
	Food Products - 1.96%
12,456	General Mills, Inc.	$855,977
23,299	H.J. Heinz Co.	1,164,251
		2,020,228
	Health Care Equipment & Supplies - 8.22%
52,014	Baxter International, Inc.	3,413,679
29,155	Covidien Ltd.#	1,567,372
58,049	Medtronic, Inc.	2,908,255
9,998	Varian Medical Systems, Inc.*	571,186
		8,460,492
	Health Care Providers & Services - 2.23%
50,925	Medco Health Solutions, Inc.*	2,291,625

	Hotels, Restaurants & Leisure - 1.62%
26,975	McDonald's Corp.	1,664,357

	Insurance - 1.53%
26,863	AFLAC, Inc.	1,578,201

	IT Services - 4.90%
22,330	Accenture Ltd. - Class A#	848,540
24,962	Affiliated Computer Services, Inc.*	1,263,826
11,855	MasterCard, Inc. - Class A	2,102,247
13,543	Visa, Inc. - Class A	831,405
		5,046,018
	Life Science Tools & Services - 1.79%
20,877	Covance, Inc.*	1,845,736

	Life Sciences Tools & Services - 1.76%
32,867	Thermo Fisher Scientific, Inc.*	1,807,685

	Machinery - 5.21%
19,759	Flowserve Corp.	1,754,007
31,697	ITT Corp.	1,762,670
24,051	SPX Corp.	1,851,927
		5,368,604
	Media - 1.26%
49,401	The DIRECTV Group, Inc.*	1,292,824

	Oil, Gas & Consumable Fuels - 8.39%
78,098	Arch Coal, Inc.	2,568,643
11,873	Devon Energy Corp.	1,082,818
34,921	Hess Corp.	2,866,315

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008, Continued

Shares		Value
	Oil, Gas & Consumable Fuels - 8.39%, Continued
30,136	Occidental Petroleum Corp.	$2,123,081
		8,640,857
	Pharmaceuticals - 1.06%
6,606	Abbott Laboratories	380,373
4,427	Alcon, Inc.#	715,005
		1,095,378
	Phosphatic Fertilizers - 2.86%
43,363	The Mosaic Co.	2,949,551

	Road & Rail - 2.74%
18,006	CSX Corp.	982,587
27,807	Norfolk Southern Corp.	1,841,102
		2,823,689
	Software - 5.67%
47,836	Adobe Systems, Inc.*	1,888,087
87,215	Oracle Corp.*	1,771,337
111,080	Symantec Corp.*	2,174,946
		5,834,370
	Specialty Retail - 1.50%
48,548	Urban Outfitters, Inc.*	1,547,225

	Textiles, Apparel & Luxury Goods - 0.26%
4,080	NIKE, Inc. - Class B	272,952

	Thrifts & Mortgage Finance - 1.42%
79,025	Hudson City Bancorp, Inc.	1,458,011

	Total Common Stocks (Cost $99,294,776)	95,873,479

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008, Continued

Shares	SHORT-TERM INVESTMENTS - 8.85%	Value
2,507,626	Aim Liquid Assets	$2,507,626
2,930,992	AIM STIT-STIC Prime Portfolio	2,930,992
2,819,096	AIM STIT Treasury Portfolio	2,819,096
856,685	Fidelity Institutional Government Portfolio	856,685
	Total Short-Term Investments
	(Cost $9,114,399)	9,114,399
	Total Investments in Securities
	(Cost $108,409,175) - 101.96%	104,987,878
	Liabilities in Excess of Other Assets - (1.96)%	(2,022,931)
	Net Assets - 100.00%	$102,964,947

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008

Shares	COMMON STOCKS - 94.78%	Value
	Aerospace & Defense - 1.57%
1,488	Axsys Technologies, Inc.*	$87,703

	Biotechnology - 6.72%
1,650	Alexion Pharmaceuticals, Inc.*	64,845
1,275	Cephalon, Inc.*	98,800
1,100	Myriad Genetics, Inc.*	71,368
1,425	OSI Pharmaceuticals, Inc.*	70,238
675	United Therapeutics Corp.*	70,990
		376,241
	Capital Markets - 1.00%
750	Eaton Vance Corp.	26,422
1,200	Waddell & Reed Financial, Inc.	29,700
		56,122
	Chemicals - 2.46%
1,030	Airgas, Inc.	51,139
375	CF Industries Holdings, Inc.	34,297
1,000	Sigma-Aldrich Corp.	52,420
		137,856
	Commercial Banks - 1.47%
3,325	Glacier Bancorp, Inc.	82,360

	Commercial Services & Supplies - 7.02%
1,460	Clean Harbors, Inc.*	98,623
1,650	FTI Consulting, Inc.*	119,196
1,225	I H S, Inc.*	58,359
1,987	Stericycle, Inc.*	117,054
		393,232
	Diversified Consumer Services - 1.27%
1,475	American Public Education, Inc.*	71,213

	Diversified Financial Services - 1.64%
3,000	The Nasdaq OMX Group, Inc.*	91,710

	Electronic Equipment & Instruments - 3.72%
2,130	Amphenol, Inc.	85,498
3,195	FLIR Systems, Inc.*	122,752
		208,250
	Energy Equipment & Services - 1.40%
775	Core Laboratories NV#	78,523

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008, Continued

Shares		Value
	Food Products - 2.58%
3,025	Flowers Foods, Inc.	$88,814
825	Ralcorp Holdings, Inc.*	55,613
		144,427
	Health Care Equipment & Supplies - 4.21%
2,342	Mindray Medical International Ltd. - ADR	78,996
3,375	Natus Medical Inc.*	76,478
2,550	SonoSite, Inc.*	80,070
		235,544
	Health Care Providers & Services - 4.08%
2,225	Amedisys, Inc.*	108,291
2,182	athenahealth, Inc.*	72,595
1,900	CardioNet, Inc.*	47,424
		228,310
	Hotels, Restaurants & Leisure - 0.42%
960	Burger King Holdings, Inc.	23,578

	Household Products - 1.64%
1,475	Church & Dwight Co., Inc.	91,583

	Insurance - 0.56%
575	Assurant, Inc.	31,625

	Internet Software & Services - 2.02%
3,267	Open Text Corp.*#	112,973

	IT Services - 4.64%
2,340	ManTech International Corp.*	138,739
5,975	SAIC, Inc.*	120,874
		259,613
	Life Sciences Tools & Services - 11.99%
975	Covance, Inc.*	86,200
3,484	Icon plc - ADR*	133,263
2,250	Illumina, Inc.*	91,193
2,675	Invitrogen Corp.*	101,115
3,675	PAREXEL International Corp.*	105,326
1,625	PerkinElmer, Inc.	40,576
5,764	QIAGEN N.V.*#	113,724
		671,397
	Machinery - 5.60%
1,649	Bucyrus International, Inc.	73,677
1,825	CIRCOR International, Inc.	79,260

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008, Continued

Shares		Value
	Machinery - 5.60%, Continued
900	Flowserve Corp.	$79,893
974	Valmont Industries, Inc.	80,540
		313,370
	Media - 1.50%
1,515	Morningstar, Inc.*	84,037

	Oil, Gas & Consumable Fuels - 5.99%
2,355	Arena Resources, Inc.*	91,492
2,725	Concho Resources, Inc.*	75,237
1,325	GMX Resources, Inc.*	63,335
1,475	Whiting Petroleum Corp.*	105,109
		335,173
	Road & Rail - 1.76%
2,225	Kansas City Southern*	98,701

	Semiconductor & Semiconductor Equipment - 2.96%
4,675	Altera Corp.	96,679
2,275	Netlogic Microsystems, Inc.*	68,796
		165,475
	Software - 8.08%
2,850	ANSYS, Inc.*	107,929
1,644	Concur Technologies, Inc.*	62,899
2,575	McAfee, Inc.*	87,447
1,090	MICROS Systems, Inc.*	29,059
1,950	Quality Systems, Inc.	82,407
2,875	Solera Holdings, Inc.*	82,570
		452,311
	Specialty Retail - 7.18%
3,125	Aeropostale, Inc.*	100,344
1,852	The Buckle, Inc.	102,860
2,825	Ross Stores, Inc.	103,988
2,975	Urban Outfitters, Inc.*	94,813
		402,005
	Textiles, Apparel & Luxury Goods - 1.30%
700	Deckers Outdoor Corp.*	72,856
	Total Common Stocks (Cost $5,450,850)	5,306,188

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2008, Continued

Shares	SHORT-TERM INVESTMENTS - 7.74%	Value
154,816	Aim Liquid Assets	$154,816
154,886	AIM STIT-STIC Prime Portfolio	154,886
123,316	AIM STIT Treasury Portfolio	123,316
	Total Short-Term Investments
	(Cost $433,018)	433,018
	Total Investments in Securities
	(Cost $5,883,868) - 102.52%	5,739,206
	Liabilities in Excess of Other Assets - (2.52)%	(141,001)
	Net Assets - 100.00%	$5,598,205

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2008

	U.S. Equity Large	U.S. Equity Small-Mid
	Cap Growth Fund	Cap Growth Fund
ASSETS
Investments in securities, at value
(cost $108,409,175 and $5,883,868,
respectively)	$104,987,878	$5,739,206
Receivables:
Securities sold	10,059,955	21,558
Fund shares issued	729	—
Dividends and interest	72,819	2,666
Due from Advisor (Note 3)	—	7,575
Prepaid expenses	14,351	7,654
Total assets	115,135,732	5,778,659

LIABILITIES
Payables:
Securities purchased	12,048,262	127,602
Fund shares redeemed	—	14,000
Administration fees	7,966	2,050
Audit fees	18,180	18,180
Transfer agent fees and expenses	7,717	5,557
Advisory fees	66,269	—
Custody fees	3,234	2,405
Legal fees	3,007	1,714
Fund accounting fees	10,014	6,704
Shareholder reporting	4,953	1,371
Chief Compliance Officer fee	1,050	336
Accrued other expenses	133	535
Total liabilities	12,170,785	180,454

NET ASSETS	$102,964,947	$5,598,205

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$102,964,947	$5,598,205
Shares issued and outstanding [unlimited
number of shares (par
value $0.01) authorized]	2,369,273	145,833
Net asset value, offering and
redemption price per share	$43.46	$38.39

COMPONENTS OF NET ASSETS
Paid-in capital	$117,214,282	$7,241,063
Undistributed net investment income	95,154	—
Accumulated net realized loss on investments	(10,923,192)	(1,498,196)
Net unrealized depreciation of investments	(3,421,297)	(144,662)
Net assets	$102,964,947	$5,598,205

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS For the Period Ended September 30, 2008

	U.S. Equity Large	U.S. Equity Small-Mid
	Cap Growth Fund	Cap Growth Fund*
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld
of $2,742 and $165, respectively)	$1,042,751	$16,841
Interest	405,716	11,726
Total income	1,448,467	28,567

Expenses
Advisory fees (Note 3)	903,546	49,492
Administration fees (Note 3)	108,395	18,717
Fund accounting fees (Note 3)	39,943	20,307
Transfer agent fees and expenses (Note 3)	30,543	16,310
Registration fees	28,896	16,388
Custody fees (Note 3)	23,124	9,775
Audit fees	18,180	18,180
Legal fees	15,014	9,933
Trustee fees	9,881	5,400
Insurance expense	8,840	2,260
Miscellaneous expense	6,883	1,189
Chief Compliance Officer fee (Note 3)	6,300	1,502
Reports to shareholders	6,258	1,502
Total expenses	1,205,803	170,955
Less: advisory fee reimbursement
and waiver (Note 3)	(1,677)	(104,141)
Net expenses	1,204,126	66,814
Net investment income/(loss)	244,341	(38,247)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Net realized loss on investments	(7,796,310)	(1,498,196)
Net change in unrealized
appreciation/(depreciation) on investments	(22,983,647)	(144,662)
Net realized and unrealized
loss on investments	(30,779,957)	(1,642,858)
Net decrease in net assets
resulting from operations	$(30,535,616)	$(1,681,105)

*	Commencement of operations on December 28, 2007.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2008	September 30, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$244,341	$483,673
Net realized gain/(loss) on investments	(7,796,310)	8,771,460
Net change in unrealized
appreciation/(depreciation)
on investments	(22,983,647)	14,648,382
Net increase/(decrease) in net assets
resulting from operations	(30,535,616)	23,903,515

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(336,522)	(493,788)
From net realized gain on investments	(5,250,771)	—
Total distributions to shareholders	(5,587,293)	(493,788)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,941,208	15,648,702
Distributions reinvested	5,517,510	443,220
Payment for shares redeemed (a)	(12,941,017)	(43,503,047)
Net increase/(decrease) in net assets
from capital share transactions	13,517,701	(27,411,125)
Total decrease in net assets	(22,605,208)	(4,001,398)

NET ASSETS
Beginning of year	125,570,155	129,571,553
End of year	$102,964,947	$125,570,155
Includes undistributed net
investment income of	$95,154	$187,366

TRANSACTIONS IN SHARES
Shares sold	401,719	304,510
Shares issued on reinvestment of distributions	96,561	8,658
Shares redeemed	(249,367)	(818,462)
Net increase/(decrease) in shares outstanding	248,913	(505,294)

(a)	Net of redemption fees of $2,354 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S EQUITY SMALL-MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

December 28, 2007*
through
September 30, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(38,247)
Net realized loss on investments	(1,498,196)
Net change in unrealized depreciation on investments	(144,662)
Net decrease in net assets resulting from operations	(1,681,105)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,510,520
Payment for shares redeemed	(231,210)
Net increase in net assets
from capital share transactions	7,279,310
Total increase in net assets	5,598,205

NET ASSETS
Beginning of period	—
End of period	$5,598,205
Includes undistributed net investment income of	$—

TRANSACTIONS IN SHARES
Shares sold	151,246
Shares redeemed	(5,413)
Net increase in shares outstanding	145,833

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

			May 31, 2006*
	Year Ended		to
	September 30,		September 30,
	2008	2007	2006
Net asset value,
beginning of period	$59.22	$49.35	$50.00

Income from investment operations:
Net investment income	0.11 ^	0.20	0.07
Net realized and unrealized
gain/(loss) on investments	(13.24)	9.86	(0.72)
Total from investment operations	(13.13)	10.06	(0.65)

Less distributions:
From net investment income	(0.16)	(0.19)	—
From net realized gain on investments	(2.47)	—	—
Total distributions	(2.63)	(0.19)	—

Redemption fees retained	0.00 ^#	—	—
Net asset value, end of period	$43.46	$59.22	$49.35

Total return	(23.23)%	20.44%	(1.30	)%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$102,965	$125,570	$129,572

Ratio of expenses to average net assets:
Before expense reimbursement	1.00%	1.02%	0.97	%+
After expense reimbursement	1.00%	1.00%	0.97	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	0.20%	0.36%	0.47	%+
After expense reimbursement	0.20%	0.38%	0.47	%+

Portfolio turnover rate	316.01%	231.59%	98.05	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	December 28, 2007*
	to
	September 30, 2008
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment loss	(0.26)
Net realized and unrealized loss on investments	(11.35)
Total from investment operations	(11.61)

Net asset value, end of period	$38.39

Total return	(23.22	)%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,598

Ratio of expenses to average net assets:
Before expense reimbursement	3.45	%+
After expense reimbursement	1.35	%+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.87	)%+
After expense reimbursement	(0.77	)%+

Portfolio turnover rate	118.69	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at September 30, 2008

NOTE 1 - ORGANIZATION

The Rigel U.S. Equity Large Cap Growth Fund and the Rigel U.S. Equity Small-Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company.  The investment objective of the Rigel U.S. Equity Large Cap Growth Fund (“U.S. Equity Large Cap Growth Fund”) is to seek long-term capital appreciation by investing in large capitalization companies.  The investment objective of the Rigel U.S. Equity Small-Mid Cap Growth Fund (“U.S. Equity Small-Mid Cap Growth Fund”) is to seek long-term capital appreciation by investing in small- and mid-sized capitalization companies that the Advisor expects to have above-average earnings growth over the long term.  The U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund began operations on May 31, 2006 and December 28, 2007, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value per share.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at September 30, 2008, Continued

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective March 31, 2008, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2005 to 2008 for the U.S. Equity Large Cap Growth Fund and the open tax year 2008 for the U.S. Equity Small-Mid Cap Growth Fund.  Management of the Funds determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  All short-term capital gains are ordinary income for tax purposes.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at September 30, 2008, Continued

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the period ended September 30, 2008, the Funds made the following reclassifications:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-in
	Income/(Loss)	Gain/(Loss)	Capital
U.S. Equity Large Cap
Growth Fund	$(31)	$29	$2
U.S. Equity Small-Mid Cap
Growth Fund	38,247	—	(38,247)

These permanent differences primarily relate to Net Operating Losses.

F.
New Accounting Pronouncements:  In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended September 30, 2008, Rigel Capital, LLC (the “Advisor”) provided the Funds with investment management services under

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at September 30, 2008, Continued

an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for the U.S. Equity Large Cap Growth Fund and 1.00% for the U.S. Equity Small-Mid Cap Growth Fund based upon the average daily net assets of each Fund. For the period ended September 30, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $903,546 and $49,492, respectively, in advisory fees.

Each Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets of the U.S. Equity Large Cap Growth Fund and 1.35% of average daily net assets of the U.S. Equity Small-Mid Cap Growth Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended September 30, 2008, the Advisor reduced its fees in the amount of $1,677 for the U.S. Equity Large Cap Growth Fund and $104,141 for the U.S. Equity Small-Mid Cap Growth Fund; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011	Total
U.S. Equity Large Cap
Growth Fund	$24,800	$1,677	$26,477
U.S. Equity Small-Mid Cap
Growth Fund	—	$104,141	$104,141

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at September 30, 2008, Continued

the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the period ended September 30, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $108,395 and $18,717 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the period ended September  30, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $39,943 and $20,307 in fund accounting fees, respectively, and $18,443 and $13,890 in transfer agent fees, respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the period ended September 30, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $23,124 and $9,775 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the period ended September 30, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund were allocated $6,300 and $1,502 of the Chief Compliance Officer fee, respectively.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $357,780,950 and $342,483,785, respectively, for the U.S. Equity Large Cap Growth Fund and $7,380,006 and $7,158,543, respectively, for the U.S. Equity Small-Mid Cap Growth Fund.

NOTE 5 - IN-KIND PURCHASE

On December 28, 2007, the Rigel U.S. Equity Small-Mid Cap Growth Fund, a newly formed series in the Trust, received as an in-kind purchase the assets of the Rigel Opportunity Fund LLC.  At the time of the in-kind purchase, the assets of the Rigel Opportunity Fund LLC were valued at $7,109,232.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at September 30, 2008, Continued

NOTE 6 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2008 and September 30, 2007 for the U.S. Equity Large Cap Growth Fund were as follows:

	2008	2007
Ordinary income	$3,569,652	$493,788
Long-term capital gains	2,017,641

The U.S. Equity Large Cap Growth Fund designated $2,017,641 as long-term capital gain dividend, pursuant to Internal Revenue code Section 852(b)(3).

The U.S. Equity Small-Mid Cap Growth Fund did not make a distribution during the period ended September 30, 2008.

As of September 30, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

	U.S. Equity	U.S. Equity
	Large Cap	Small-Mid Cap
	Growth Fund	Growth Fund
Cost of investments	$110,255,502	$5,904,331
Gross tax unrealized appreciation	$3,742,542	$260,171
Gross tax unrealized depreciation	(9,010,166)	(425,296)
Net tax unrealized depreciation	$(5,267,624)	$(165,125)
Undistributed ordinary income	$95,154	$—
Undistributed long-term capital gain	—	—
Total distributable earnings	$95,154	$—
Other accumulated gains/(losses)	$(9,076,865)	$(1,477,733)
Total accumulated earnings/(losses)	$(14,249,335)	$(1,642,858)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund had no capital loss carryforward.  The U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund had $9,076,865 and $1,477,733, respectively, of post-October capital losses deferred at September 30, 2008.

RIGEL MUTUAL FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of
Rigel U.S. Equity Large Cap Growth Fund and
Rigel U.S. Equity Small-Mid Cap Growth Fund

We have audited the accompanying statements of assets and liabilities of the Rigel U.S. Equity Large Cap Growth Fund, and Rigel U.S. Equity Small-Mid Cap Growth Fund, each a series of Advisor Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2008, with respect to Rigel U.S. Equity Large Cap Growth Fund the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period May 31, 2006 (commencement of operations) to September 30, 2006 and with respect to Rigel U.S. Equity Small-Mid Cap Growth Fund the related statements of operations, changes in net assets, and the financial highlights for the period December 28, 2007(commencement of operations) to September 30, 2008.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Rigel U.S. Equity Large Cap Growth Fund and Rigel U.S. Equity Small-Mid Cap Growth Fund, as of September 30, 2008, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 26, 2008

RIGEL MUTUAL FUNDS

NOTICE TO SHAREHOLDERS at September 30, 2008 (Unaudited)

For the year ended September 30, 2008, the Rigel U.S. Equity Large Cap Growth Fund designated $3,569,654 and $2,017,641, respectively, as ordinary income and long-term gains for purposes of the dividends paid deduction.

For the year ended September 30, 2008, certain dividends paid by the Rigel U.S. Equity Large Cap Growth Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 51.74%.

For corporate shareholders in the Rigel U.S. Equity Large Cap Growth Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2008 was 52.98%.

For the year ended September 30, 2008, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the U.S. Equity Large Cap Growth Fund was 90.57%.

For the year ended September 30, 2008, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c) for the U.S. Equity Large Cap Growth Fund was 22.63%.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-977-4435, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-977-4435.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

RIGEL MUTUAL FUNDS

NOTICE TO SHAREHOLDERS at September 30, 2008 (Unaudited), Continued

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-866-977-4435.

RIGEL MUTUAL FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES(1)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex	Other
Name, Address	with the	Length of	During Past	Overseen	Directorships
and Age	Trust	Time Served	Five Years	by Trustees(2)	Held
Walter E. Auch	Trustee	Indefinite	Management	2	Director, Sound
(age 87,		term since	Consultant;		Surgical
dob 4/12/1921)		February	formerly		Technologies,
615 E. Michigan Street		1997.	Chairman, CEO		LLC; Trustee,
Milwaukee, WI 53202			of Chicago Board		Consulting
			Options Exchange		Group Capital
			(CBOE) and		Markets Funds
			President of		(Smith Barney)
			Paine Webber.		(11 portfolios);
Trustee, The
UBS Funds (57
portfolios).

James	Trustee	Indefinite	Dean Emeritus,	2	Trustee, The
Clayburn LaForce		term since	John E. Anderson		Payden Funds
(age 79,		May 2002.	Graduate School		(21 portfolios);
dob 12/28/1928)			of Management,		Trustee, The
615 E. Michigan Street			University of		Metzler/
Milwaukee, WI 53202			California, Los		Payden
			Angeles.		Investment
Group (6
portfolios);
Trustee, Arena
Pharma-
ceuticals.

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee, The
(age 72,		term since	Financial Consultant		Forward
dob 6/18/1936)		February	and former		Funds (16
615 E. Michigan Street		1997.	Executive Vice		portfolios).
Milwaukee, WI 53202			President and
Chief Operating
Officer of ICI
Mutual Insurance
Company (until
January 1997).

RIGEL MUTUAL FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex	Other
Name, Address	with the	Length of	During Past	Overseen	Directorships
and Age	Trust	Time Served	Five Years	by Trustees(2)	Held
George J. Rebhan	Trustee	Indefinite	Retired; formerly	2	Trustee,
(age 74,		term since	President, Hotchkis		E*TRADE
dob 7/10/1934)		May 2002.	and Wiley Funds		Funds (6
615 E. Michigan Street			(mutual funds)		portfolios).
Milwaukee, WI 53202			(1985 to 1993).

George T. Wofford	Trustee	Indefinite	Retired; formerly	2	None.
(age 68,		term since	Senior Vice
dob 10/8/1939)		February	President, Federal
615 E. Michigan Street		1997.	Home Loan Bank
Milwaukee, WI 53202			of San Francisco.

INTERESTED TRUSTEE
Joe D. Redwine	Interested	Indefinite	President, CEO,	2	None.
(age 61,	Trustee	term since	U.S. Bancorp Fund
dob 7/9/1947)		September	Services, LLC
615 E. Michigan Street		2008.	since May 1991.
Milwaukee, WI 53202

OFFICERS

		Term of	Principal
	Position	Office and	Occupation
Name, Address	with the	Length of	During Past
and Age	Trust	Time Served	Five Years
Joe D. Redwine	Chairman and	Indefinite term since	President, CEO, U.S.
(age 61, dob 7/9/1947)	Chief Executive	September 2007.	Bancorp Fund Services,
615 E. Michigan Street	Officer		LLC since May 1991.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term since	Vice President, Compliance
(age 41, dob 7/19/1967)	Principal	June 2003.	and Administration, U.S.
615 E. Michigan Street	Executive Officer		Bancorp Fund Services,
Milwaukee, WI 53202			LLC since March 1997.

RIGEL MUTUAL FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

OFFICERS

		Term of	Principal
	Position	Office and	Occupation
Name, Address	with the	Length of	During Past
and Age	Trust	Time Served	Five Years
Cheryl L. King	Treasurer and	Indefinite term since	Assistant Vice President,
(age 47, dob 8/27/1961)	Principal	December 2007.	Compliance and
615 E. Michigan Street	Financial Officer		Administration, U.S.
Milwaukee, WI 53202			Bancorp Fund Services,
LLC since October 1998.

Robert M. Slotky	Vice President,	Indefinite term since	Senior Vice President, U.S.
(age 61, dob 6/17/1947)	Chief	September 2004.	Bancorp Fund Services,
2020 E. Financial Way	Compliance		LLC since July 2001;
Glendora, CA 91741	Officer,		Senior Vice President,
	AML Officer		Investment Company
Administration, LLC (May
1997 to July 2001).

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term since	Vice President and
(age 43, dob 4/16/1965)		June 2007.	Counsel, U.S. Bancorp
615 E. Michigan Street			Fund Services, LLC, since
Milwaukee, WI 53202			May 2006; Senior Counsel,
Wells Fargo Funds
Management, LLC, May
2005 to May 2006; Senior
Counsel, Strong Financial
Corporation, January 2002
to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-866-977-4435.

RIGEL MUTUAL FUNDS

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.     Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2.     Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn La Force,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee

Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch,	George J. Rebhan,
Independent Trustee	Independent Trustee
James Clayburn La Force,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Michael D. LeRoy,	George T. Wofford,
Independent Trustee	Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Michael D. LeRoy,	Joe D. Redwine,
Independent Trustee	Interested Trustee
Donald E. O’Connor,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan, Independent Trustee

Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
Seattle, WA 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 977-4435

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2008	FYE 9/30/2007
Audit Fees	$31,000	$14,700
Audit-Related Fees	N/A	N/A
Tax Fees	$5,400	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2008	FYE 9/30/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2008	FYE 9/30/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
                                               Douglas G. Hess, President

Date   12/2/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
                                               Douglas G. Hess, President

Date   12/2/08

By (Signature and Title)* _/s/ Cheryl L. King
                                                Cheryl L. King, Treasurer

Date   12/2/08

* Print the name and title of each signing officer under his or her signature.